GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ 29,966,387	$ 19,729,562
Operating Income (Loss)	9,088,841	3,921,536
Cash and Cash Equivalents, at Carrying Value	2,350,741	$ 1,865,110
Working capital deficit	$ 872,988